Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000258474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000258474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000258474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000258474 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258474 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000258474 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000237195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000237195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000237195 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237195 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000237195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258470 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000258470 | Other
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000258470 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000261247 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261247 | Other
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000261247 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000258471 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258471 | Other
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000258471 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258472 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258472 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.10%
C000258472 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000240952 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000240952 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000240952 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000245670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000245670 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245670 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000243870 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243870 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243870 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	92.80%

[1]	Less than 0.05%